Raw Materials and Consumables Used - Schedule of Raw Materials and Consumables Used (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Raw Materials And Consumables Used [Line Items]
Energy purchases	$ (835,284,742)	$ (747,646,603)	$ (902,434,871)
Fuel consumption	(230,944,415)	(231,028,169)	(280,739,362)
Transportation costs	(196,848,788)	(166,875,801)	(155,879,249)
Sale costs	(74,998,608)	(80,477,713)	(75,662,185)
Other raw materials and consumables	(83,128,698)	(66,148,830)	(100,071,254)
Total	(1,421,205,251)	(1,292,177,116)	(1,514,786,921)
Gas [Member]
Disclosure Of Raw Materials And Consumables Used [Line Items]
Fuel consumption	(134,127,365)	(140,145,010)	(170,456,730)
Oil [Member]
Disclosure Of Raw Materials And Consumables Used [Line Items]
Fuel consumption	(3,326,061)	(11,146,001)	(21,227,747)
Coal [Member]
Disclosure Of Raw Materials And Consumables Used [Line Items]
Fuel consumption	$ (93,490,989)	$ (79,737,158)	$ (89,054,885)